Inventories, net - Allowance for Obsolescence (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity in the allowance for obsolescence
Balance at beginning of year	€ (466.9)	€ (418.0)
Additions for the year	(485.3)	(278.5)	€ (180.7)
Effect of changes in exchange rates	2.4	(1.1)
Utilization of the reserve	256.6	230.7
Balance at end of year	€ (693.2)	€ (466.9)	€ (418.0)